Provisions - Movement in the Present Value of Obligations (Details) - Post-employment defined benefit plans - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	€ 309
Net defined benefit liability (asset) at end of period	395	€ 309
Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	913	960
Translation differences	31	68
Current service cost	19	19
Interest cost	78	63
Actuarial losses and gains	118	(130)
Benefits paid	(61)	(58)
Plan curtailments	(3)	(3)
Other movements	(6)	(6)
Net defined benefit liability (asset) at end of period	1,089	913
Germany | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	107
Net defined benefit liability (asset) at end of period	133	107
Germany | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	208	322
Translation differences	0	0
Current service cost	11	11
Interest cost	8	3
Actuarial losses and gains	15	(123)
Benefits paid	(6)	(5)
Plan curtailments	0	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	236	208
Brazil | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	137
Net defined benefit liability (asset) at end of period	187	137
Brazil | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	622	549
Translation differences	27	74
Current service cost	2	3
Interest cost	61	54
Actuarial losses and gains	101	(10)
Benefits paid	(49)	(48)
Plan curtailments	0	0
Other movements	0	0
Net defined benefit liability (asset) at end of period	764	622
Hispam | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	64
Net defined benefit liability (asset) at end of period	74	64
Hispam | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	64	67
Translation differences	4	(7)
Current service cost	5	4
Interest cost	8	6
Actuarial losses and gains	2	3
Benefits paid	(5)	(4)
Plan curtailments	(3)	(3)
Other movements	(1)	(2)
Net defined benefit liability (asset) at end of period	74	64
Others | Operating segments
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	1
Net defined benefit liability (asset) at end of period	1	1
Others | Operating segments | Present value of obligation
Net Defined Benefit Liability Asset [Roll Forward]
Net defined benefit liability (asset) at beginning of period	19	22
Translation differences	0	1
Current service cost	1	1
Interest cost	1	0
Actuarial losses and gains	0	0
Benefits paid	(1)	(1)
Plan curtailments	0	0
Other movements	(5)	(4)
Net defined benefit liability (asset) at end of period	€ 15	€ 19